Derivative financial instruments - Recognized at fair value (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	€ 378.5	€ 227.5	€ 2.6
Current derivative assets	293.2	308.7	212.1
Total derivative assets	671.7	536.2	214.7
Current derivative liabilities	(1,050.0)	(189.7)	(190.5)
Non-current derivative liabilities	(180.5)	(8.0)	(415.5)
Total derivative liabilities	(1,230.5)	(197.7)	(606.0)
Net derivative financial instrument position at year-end	(558.8)	338.5	(391.3)
Ineffective Hedge
Disclosure of detailed information about financial instruments [line items]
Current derivative assets	109.2
Current derivative liabilities	(516.5)
Cash Flow Hedges | Effective Hedge
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	378.5	227.5	2.6
Current derivative assets	184.0	308.7	212.1
Current derivative liabilities	(533.5)	(189.7)	(190.5)
Non-current derivative liabilities	€ (180.5)	€ (8.0)	€ (415.5)